Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
YieldMax(R) AI & Tech Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI & Tech Portfolio Option Income ETF
Class Name	YieldMax™ AI & Tech Portfolio Option Income ETF
Trading Symbol	GPTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ AI & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/gpty/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$58	1.06%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. In general, since inception, the underlying securities showed lower implied volatility.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (1/22/25)
Yieldmax™ AI & Tech Portfolio Option Income ETF - at NAV	10.52%
S&P 500® Total Return Index	4.87%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/gpty/ for more recent performance information.
Net Assets	$ 46,400,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 121,989
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$46,400
Number of Holdings	60
Total Advisory Fee	$121,989
Portfolio Turnover	67%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NVIDIA Corp.	9.3
Palantir Technologies, Inc. - Class A	8.2
C3.ai, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	5.5
Microsoft Corp.	5.3
Oracle Corp.	4.2
Snowflake, Inc. - Class A	4.2
Advanced Micro Devices, Inc.	4.2
CoreWeave, Inc. - Class A	4.1
Amazon.com, Inc.	4.1

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF
Class Name	YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF
Trading Symbol	LFGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/lfgy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$57	1.02%

The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated flat total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying saw relatively high implied volatility that varied significantly since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (1/13/25)
Yieldmax™ Crypto Industry & Tech Portfolio Option Income ETF - at NAV	6.31%
S&P 500® Total Return Index	9.38%

Performance Inception Date	Jan. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/lfgy/ for more recent performance information.
Net Assets	$ 190,066,000
Holdings Count | Holdings	80
Advisory Fees Paid, Amount	$ 511,019
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$190,066
Number of Holdings	80
Total Advisory Fee	$511,019
Portfolio Turnover	114%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
iShares Bitcoin Trust ETF	10.2
Coinbase Global, Inc. - Class A	9.1
MicroStrategy, Inc. - Class A	9.0
Robinhood Markets, Inc. - Class A	6.0
MARA Holdings, Inc.	5.8
Riot Platforms, Inc.	4.9
Hut 8 Corp.	4.3
MercadoLibre, Inc.	4.1
Core Scientific, Inc.	4.1
iShares Ethereum Trust ETF	4.0

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Dorsey Wright Featured 5 Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Dorsey Wright Featured 5 Income ETF
Class Name	YieldMax™ Dorsey Wright Featured 5 Income ETF
Trading Symbol	FEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Dorsey Wright Featured 5 Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/feat/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Featured 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/feat/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Featured 5 Income ETF	$19	0.31%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.31%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out monthly dividends.

The Fund holds other funds that sell covered calls or covered call spreads. Holding these securities allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security of each fund plays a significant role in the amount of extrinsic premiums that can be paid by each fund that distributes income to the Fund. During the reporting period, the underlying securities of the funds held by FEAT saw periods of implied volatility that varied significantly since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since each Fund held has downside risk of the underlying, those funds taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock of each Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (12/16/24)
Yieldmax™ Dorsey Wright Featured 5 Income ETF - at NAV	-3.10%
S&P 500® Total Return Index	5.19%

Performance Inception Date	Dec. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/feat/ for more recent performance information.
Net Assets	$ 21,343,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 26,907
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$21,343
Number of Holdings	6
Total Advisory Fee	$26,907
Portfolio Turnover	159%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
YieldMax CVNA Option Income Strategy ETF	21.5
YieldMax Bitcoin Option Income Strategy ETF	20.2
YieldMax NFLX Option Income Strategy ETF	19.5
YieldMax HOOD Option Income Strategy ETF	19.0
YieldMax COIN Option Income Strategy ETF	17.8

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Dorsey Wright Hybrid 5 Income ETF
Class Name	YieldMax™ Dorsey Wright Hybrid 5 Income ETF
Trading Symbol	FIVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Dorsey Wright Hybrid 5 Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/fivy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Hybrid 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/fivy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Hybrid 5 Income ETF	$18	0.30%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.30%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out monthly dividends.

The Fund holds other funds that sell covered calls or covered call spreads. Holding these securities allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. The Fund also holds the underlying stock of each fund held, which amplifies upside accordingly.

What Factors Influenced Performance?

The implied volatility of the underlying security and each fund play a significant role in the amount of extrinsic premiums that can be paid by each fund that distributes income to the Fund. During the reporting period, the underlying securities of each fund saw periods where implied volatility that varied significantly since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since each fund held has downside risk of the underlying, those funds taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stocks and funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (12/16/24)
Yieldmax™ Dorsey Wright Hybrid 5 Income ETF - at NAV	-1.41%
S&P 500® Total Return Index	5.19%

Performance Inception Date	Dec. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/fivy/ for more recent performance information.
Net Assets	$ 11,251,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 17,347
Investment Company, Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$11,251
Number of Holdings	11
Total Advisory Fee	$17,347
Portfolio Turnover	161%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
YieldMax CVNA Option Income Strategy ETF	12.7
YieldMax Bitcoin Option Income Strategy ETF	12.0
YieldMax NFLX Option Income Strategy ETF	11.5
YieldMax HOOD Option Income Strategy ETF	11.2
YieldMax COIN Option Income Strategy ETF	10.5
Carvana Co.	9.2
Robinhood Markets, Inc. - Class A	8.2
ProShares Bitcoin ETF	7.9
Netflix, Inc.	7.9
Coinbase Global, Inc. - Class A	7.5

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) MSTR Short Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Short Option Income Strategy ETF
Class Name	YieldMax™ MSTR Short Option Income Strategy ETF
Trading Symbol	WNTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MSTR Short Option Income Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/wntr/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ MSTR Short Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/wntr/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Short Option Income Strategy ETF	$31	1.00%

The Fund commenced operations on March 26, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	1.00%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 26, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out monthly dividends.

Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MSTR saw implied volatility steadily decreasing since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered puts and/or covered put spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (3/26/25)
Yieldmax™ MSTR Short Option Income ETF - at NAV	-19.99%
S&P 500® Total Return Index	11.45%

Performance Inception Date	Mar. 26, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/wntr/ for more recent performance information.
Net Assets	$ 27,816,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 51,673
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$27,816
Number of Holdings	17
Total Advisory Fee	$51,673
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	51.8
U.S. Treasury Bills	44.7
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $400.02	-7.5
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $400.00	6.7
MicroStrategy, Inc., Expiration: 10/17/2025; Exercise Price: $400.02	-1.3
MicroStrategy, Inc., Expiration: 10/17/2025; Exercise Price: $400.00	-1.1
MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $405.00	1.0
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $600.00	0.4
MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $385.00	-0.3
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $680.00	0.3

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF
Class Name	YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/qdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/qdty/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF	$55	1.17%

The Fund commenced operations on February 12, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on February 12, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying security saw periods where implied volatility was significantly elevated but generally stayed within a similar range since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (2/12/25)
Yieldmax™ Nasdaq 100 0DTE Covered Call Strategy ETF - at NAV	2.56%
S&P 500® Total Return Index	5.40%

Performance Inception Date	Feb. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/qdty/ for more recent performance information.
Net Assets	$ 11,215,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 31,309
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$11,215
Number of Holdings	3
Total Advisory Fee	$31,309
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NASDAQ 100 Index, Expiration: 12/19/2025; Exercise Price: $1,001.26	99.1
U.S. Treasury Securities	0.2

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) R2000 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ R2000 0DTE Covered Call Strategy ETF
Class Name	YieldMax™ Russell 2000 0DTE Covered Call Strategy ETF
Trading Symbol	RDTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ R2000 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ R2000 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/rdty/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Russell 2000 0DTE Covered Call Strategy ETF	$70	1.72%

The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.72%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying RDT saw periods where implied volatility was significantly elevated but generally stayed within a similar range since inception, only having increased slightly.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (3/5/25)
Yieldmax™ R2000 0DTE Covered Call Strategy ETF - at NAV	3.79%
S&P 500® Total Return Index	9.07%

Performance Inception Date	Mar. 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/rdty/ for more recent performance information.
Net Assets	$ 5,589,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 16,131
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$5,589
Number of Holdings	3
Total Advisory Fee	$16,131
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Russell 2000 Index, Expiration: 12/19/2025; Exercise Price: $210.26	92.8
U.S. Treasury Securities	0.7

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ S&P 500 0DTE Covered Call Strategy ETF
Class Name	YieldMax™ S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	SDTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/sdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/sdty/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ S&P 500 0DTE Covered Call Strategy ETF	$52	1.08%

The Fund commenced operations on February 5, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on February 5, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns since inception while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SPY stayed within a similar range since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (2/5/25)
Yieldmax™ S&P 500 0DTE Covered Call Strategy ETF - at NAV	2.36%
S&P 500® Total Return Index	5.27%

Performance Inception Date	Feb. 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/sdty/ for more recent performance information.
Net Assets	$ 13,597,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 54,942
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$13,597
Number of Holdings	5
Total Advisory Fee	$54,942
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	5.1
U.S. Treasury Bills	0.2
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $1,000.26	86.4

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Semiconductor Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Semiconductor Portfolio Option Income ETF
Class Name	YieldMax™ Semiconductor Portfolio Option Income ETF
Trading Symbol	CHPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Semiconductor Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/chpy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Semiconductor Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/chpy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Semiconductor Portfolio Option Income ETF	$37	1.03%

The Fund commenced operations on April 2, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.03%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on April 2, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, changes in implied volatility of the underlying securities largely remained constant with some of the underlying securities experiencing a decrease in implied volatility.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (4/2/25)
Yieldmax™ Semiconductor Portfolio Option Income ETF - at NAV	20.46%
S&P 500® Total Return Index	12.24%

Performance Inception Date	Apr. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/chpy/ for more recent performance information.
Net Assets	$ 29,304,000
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 39,317
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$29,304
Number of Holdings	77
Total Advisory Fee	$39,317
Portfolio Turnover	16%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Broadcom, Inc.	13.3
NVIDIA Corp.	13.0
QUALCOMM, Inc.	5.3
Advanced Micro Devices, Inc.	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0
Lam Research Corp.	5.0
KLA Corp.	4.6
ON Semiconductor Corp.	4.3
Microchip Technology, Inc.	4.3
Analog Devices, Inc.	4.2

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Target 12(TM) Big 50 Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Big 50 Option Income ETF
Class Name	YieldMax™ Target 12 Big 50 Option Income ETF
Trading Symbol	BIGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Big 50 Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/bigy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Big 50 Option Income ETF	$78	1.09%

The Fund commenced operations on November 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.09%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 20, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying BIG saw relatively stable implied volatility.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (11/20/24)
Yieldmax™ Target 12 Big 50 Option Income ETF - at NAV	8.74%
S&P 500® Total Return Index	8.11%

Performance Inception Date	Nov. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/bigy/ for more recent performance information.
Net Assets	$ 7,600,000
Holdings Count | Holdings	126
Advisory Fees Paid, Amount	$ 53,277
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$7,600
Number of Holdings	126
Total Advisory Fee	$53,277
Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Apple, Inc.	11.5
NVIDIA Corp.	11.1
Microsoft Corp.	10.8
Alphabet, Inc. - Class A	6.7
Amazon.com, Inc.	6.7
Meta Platforms, Inc. - Class A	5.4
Broadcom, Inc.	2.9
Eli Lilly & Co.	2.8
Tesla, Inc.	2.5
JPMorgan Chase & Co.	2.0

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Target 12(TM) Real Estate Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Real Estate Option Income ETF
Class Name	YieldMax™ Target 12 Real Estate Option Income ETF
Trading Symbol	RNTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Target 12 Real Estate Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rnty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Real Estate Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/rnty/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Real Estate Option Income ETF	$29	0.99%

The Fund commenced operations on April 16, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on April 16, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility of the underlying securities steadily decreased since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (4/16/25)
Yieldmax™ Target 12 Real Estate Option Income ETF - at NAV	3.54%
S&P 500® Total Return Index	20.59%

Performance Inception Date	Apr. 16, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/rnty/ for more recent performance information.
Net Assets	$ 2,537,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 7,165
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$2,537
Number of Holdings	60
Total Advisory Fee	$7,165
Portfolio Turnover	1%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Digital Realty Trust, Inc.	5.9
Welltower, Inc.	5.6
Prologis, Inc.	5.3
American Tower Corp.	4.6
Simon Property Group, Inc.	4.3
Crown Castle, Inc.	4.0
CBRE Group, Inc. - Class A	3.9
Camden Property Trust	3.9
Realty Income Corp.	3.9
Texas Pacific Land Corp.	3.9

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Semiconductor Option Income ETF
Class Name	YieldMax™ Target 12 Semiconductor Option Income ETF
Trading Symbol	SOXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Semiconductor Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/soxy/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$74	1.06%

The Fund commenced operations on December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.06%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying securities saw periods of elevated implied volatility but in general the underlying securities’ implied volatility is currently lower than it was at inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (12/2/24)
Yieldmax™ Target 12 Semiconductor Option Income ETF - at NAV	12.23%
S&P 500® Total Return Index	5.73%

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/soxy/ for more recent performance information.
Net Assets	$ 6,539,000
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 37,006
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$6,539
Number of Holdings	67
Total Advisory Fee	$37,006
Portfolio Turnover	33%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NVIDIA Corp.	20.6
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Broadcom, Inc.	8.1
ASML Holding NV	7.7
Advanced Micro Devices, Inc.	4.6
Texas Instruments, Inc.	4.4
Applied Materials, Inc.	4.4
QUALCOMM, Inc.	4.2
ARM Holdings PLC	3.9
Micron Technology, Inc.	3.6

Material Fund Change [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.